Impairment testing (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of sensitivity analysis
The following table shows these parameters and their sensitivity to the overall result in case of described changes:

in € thousand (except ratios)	IXIARO	DUKORAL	IXCHIQ	Shigella	CTM*
WEIGHTED AVERAGE COST OF CAPITAL (WACC)
2024	—%	—%	8.79%	—%	—%
2023	9.08%	8.94%	9.04%	—%	—%
BREAK-EVEN WACC
2024	—%	—%	27.04%	—%	—%
2023	81.06%	8.04%	113.62%	—%	—%
IMPAIRMENT IF WACC INCREASES BY 1% (in € thousand)
2024	—	—	NO	—	—
2023	NO	3,330	NO	—	—
Impairment if sales reduce by 10% (in € thousand)
2024	—	—	NO	—	—
2023	NO	6,508	NO	—	—
* CTM CGU was sold in July 2023, see Note 5.21.